Earnings per share (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Profit attributable to ordinary shareholders	£ 3,133	£ 1,622	£ 752
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year	12,067	12,009	11,867
Effect of dilutive share options and convertible securities	35	52	69
Diluted weighted average number of ordinary shares outstanding during the year	12,102	12,061	11,936